Non-current financial assets- Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)
Disclosure of the movement of non current financial assets [Line Items]
Increase decrease in non current financial assets additions	€ 730,000,000	€ 497,000,000
Positive impacts		43,000,000
Liabilities				€ 20,879,000,000		€ 20,439,000,000
Deferral of payment associated with the sale of the Amey business area dedicated to maintenance and water | £					£ 18
FGP Topco limited [Member]
Disclosure of the movement of non current financial assets [Line Items]
Percentage of the sale of the FGP Topco	19.75%
Total stake retain by Ferrovial for associates	25.00%
FGP Topco limited [Member] | Airports division [Member]
Disclosure of the movement of non current financial assets [Line Items]
Percentage of the sale of the FGP Topco	19.75%
Long term loans in associates [Member]
Disclosure of the movement of non current financial assets [Line Items]
Subordinated loan granted per share holders nominal amount AGS | £			£ 195
Current prepayments and other current assets				(18,000,000)
Subordinated loan granted per share holders consesionaria Ruta del Cacao, S.A.S				68,000,000
Increase decrease in non current financial assets additions	€ 113,000,000	40,000,000
Long term loans in associates [Member] | AGS airports holdings limited [Member]
Disclosure of the movement of non current financial assets [Line Items]
Subordinated loan granted per share holders nominal amount AGS				235,000,000
Long term loans in associates [Member] | Grupo Serveo, S.L.
Disclosure of the movement of non current financial assets [Line Items]
Total stake retain by Ferrovial for associates	24.78%
Ferrovial share price				(18,000,000)
Restricted cash from infrastructure project companies and other financial assets [Member]
Disclosure of the movement of non current financial assets [Line Items]
Restricted cash from infrastructure and other financial	€ 401,000,000
Increase decrease in non current financial assets additions	18,000,000	432,000,000
Restricted cash from infrastructure project companies and other financial assets [Member] | I-66 Express Mobility Partners LLC [Member]
Disclosure of the movement of non current financial assets [Line Items]
Restricted cash from infrastructure and other financial	(77,000,000)
Restricted cash from infrastructure project companies and other financial assets [Member] | I-66 Express Mobility Partners LLC [Member]
Disclosure of the movement of non current financial assets [Line Items]
Restricted cash from infrastructure and other financial	57,000,000
Restricted cash from infrastructure project companies and other financial assets [Member] | NTE mobility partners [Member]
Disclosure of the movement of non current financial assets [Line Items]
Restricted cash from infrastructure and other financial	(51,000,000)
Restricted cash from infrastructure project companies and other financial assets [Member] | I77 toll road [Member]
Disclosure of the movement of non current financial assets [Line Items]
Restricted cash from infrastructure and other financial	(99,000,000)
Restricted cash from infrastructure project companies and other financial assets [Member] | NTE mobility partners segments 3 LLC | NTE mobility partners [Member]
Disclosure of the movement of non current financial assets [Line Items]
Restricted cash from infrastructure and other financial	281,000,000
Financial investment carried at fair value [Member]
Disclosure of the movement of non current financial assets [Line Items]
Increase decrease in non current financial assets additions	€ 566,000,000	9,000,000
Financial investment carried at fair value [Member] | FGP Topco limited [Member]
Disclosure of the movement of non current financial assets [Line Items]
Percentage of the sale of the FGP Topco	19.75%
Percentage ownership interest of the Ferrovial	5.25%
Positive impacts	€ 547,000,000
Loans associated with the divestment transactions [Member]
Disclosure of the movement of non current financial assets [Line Items]
Increase decrease in non current financial assets additions	1,000,000	10,000,000
Deferral of payment associated with the sale of the Amey business area dedicated to maintenance and water					£ 18	20,000,000
Reclassified short-term deferral of payment associated with the sale of the Amey business area dedicated to maintenance and water						€ 13,000,000
Loans associated with the divestment transactions [Member] | UNITED KINGDOM
Disclosure of the movement of non current financial assets [Line Items]
Liabilities				€ 176,000,000
Other long term receivables [Member]
Disclosure of the movement of non current financial assets [Line Items]
Increase decrease in non current financial assets additions	32,000,000	€ 6,000,000
Supplier invoices insured by companies with an investment grade rating (average of AA)	€ (18,000,000)